PREPAYMENTS, RECEIVABLES AND OTHER ASSETS (Tables) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2022
SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS

	December 31,
	2022	2021
	US$	US$

Contract asset	4,657,799	4,181,989
Safeguarding assets	5,685,987	8,424,209
Other receivables	54,425	38,383
Prefunding to remittances partner	21,896,243	12,363,982
Deposits	1,438,316	3,086,382
Goods and services tax/ Value-added tax recoverable	13,842	18,049
Prepayments	503,123	332,866
Airtime stock	715,755	1,252,740
Inventory	162,227	—
Current tax recoverable	1,094,332	596,059
Others	1,240,134	902,829
	37,462,183	31,197,488

SCHEDULE OF CONTRACT ASSETS

Movement of contract assets are as follows:

	December 31,
	2022	2021
	US$	US$

As at January 1	4,189,989	—
Rights of consideration for service rendered but not billed	467,810	—
As at December 31	4,657,799	4,189,989